Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2024	2023
Cash at bank and on hand	3,341,738	3,865,481
Total cash and cash equivalents	3,341,738	3,865,481

Schedule of cash and cash equivalents by currency

	December 31,	December 31,
	2024	2023
CHF	80.84%	39.88%
USD	14.90%	56.22%
EUR	2.42%	3.03%
GBP	1.84%	0.87%
Total	100.00%	100.00%

Schedule of cash and cash equivalents by credit rating

	December 31,	December 31,
	2024	2023
External credit rating of counterparty
P-1 / A-1	3,302,810	3,269,523
P-2 / A-1	6,681	286,399
Other	32,132	309,446
Cash on hand	115	113
Total cash and cash equivalents	3,341,738	3,865,481